Financial Investments - HSBC Holdings, Financial investments at amortised cost and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Amortised cost	$ 436,959	$ 404,111
Fair value	446,705	406,647
US Treasury
Disclosure of financial assets [line items]
Amortised cost	79,633	54,941
Fair value	80,589	54,763
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	26,356	21,058
Fair value	26,387	20,580
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	8,070	12,867
Fair value	8,259	12,701
HSBC Holdings
Disclosure of financial assets [line items]
Amortised cost	16,106	0
Fair value	16,121	0
HSBC Holdings | US Treasury
Disclosure of financial assets [line items]
Amortised cost	16,106	0
Fair value	16,121	0
HSBC Holdings | US Government agencies
Disclosure of financial assets [line items]
Amortised cost	0	0
Fair value	0	0
HSBC Holdings | US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	0	0
Fair value	$ 0	$ 0